Segment disclosure (Tables)	12 Months Ended
Dec. 31, 2023
Segment disclosure
Schedule of revenue and non-current assets by Geography

For the years ended December 31	2023	2022
Australia[1]	$54,064	$47,482
Peru[2]	45,863	46,742
United States[3]	26,366	1,609
Mongolia[4]	19,030	15,503
Canada[5]	15,967	17,582
South Africa[4]	12,487	13,817
Colombia[4]	11,352	9,150
Mexico[6]	10,887	—
Other[7]	8,008	—
Total revenues	$204,024	$151,885
1.	Includes revenue from streams for the year ended December 31, 2023 of $28.3 million (2022: $25.3 million) and revenues from royalties for the year ended December 31, 2023 of $25.7 million (2022: $22.2 million).
2.	Includes revenue from streams for the year ended December 31, 2023 of $45.6 million (2022: $46.8 million) and revenues from royalties for the year ended December 31, 2023 of $0.3 million (2022: $nil).
3.	Includes revenue from streams and related interests for the year ended December 31, 2023 of $22.3 million (2022: $1.6 million) and revenues from royalties for the year ended December 31, 2023 of $4.1 million (2022: $nil).
4.	All revenue from streams.
5.	Includes revenue from streams for the year ended December 31, 2023 of $7.7 million (2022: $9.4 million), revenues from royalties for the year ended December 31, 2023 of $8.2 million (2022: $6.5 million) and other revenue of $nil (2022: $1.6 million).
6.	Includes revenue from streams for the year ended December 31, 2023 of $5.1 million (2022: $nil) and revenues from royalties for the year ended December 31, 2023 of $5.7 million (2022: $nil).
7.	Includes revenue from streams for the year ended December 31, 2023 of $5.2 million (2022: $nil) and revenues from royalties for the year ended December 31, 2023 of $2.8 million (2022: $nil). Includes revenue from Cote d’Ivoire and Honduras.

As at December 31	2023	2022
Australia	$636,310	$572,988
United States	399,051	200,457
Canada	254,066	151,800
South Africa	130,975	131,345
Peru	115,179	95,620
Mexico	72,826	—
Cote d’Ivoire	59,321	—
Colombia	46,040	48,577
Chile	31,764	20,172
Guatemala	24,900	—
Honduras	22,268	—
Mongolia	18,110	19,315
Other	26,616	6,150
Total non-current assets	$1,837,426	$1,246,424